Share-based payments (Details 1)	12 Months Ended
Dec. 31, 2021 € / shares
LTIP 2021-2024
Share-based payments
Exercise price
Expected volatility	40.51%
Expected dividend yield	0.00%
Risk-free rate	(0.62%)
Vesting period	3 years
Share price at valuation date	€ 45.88
Average share price prior to performance period	€ 93.53
LTIP 2020-2023
Share-based payments
Expected volatility	38.81%
Expected dividend yield	0.00%
Risk-free rate	(0.72%)
Vesting period	3 years
Share price at valuation date	€ 92.4
Average share price prior to performance period	€ 77.84